Statement of Investments

July 31, 2020 (Unaudited)

Aberdeen Select International Equity Fund

	Shares	Value
COMMON STOCKS (103.6%)
AUSTRALIA (3.4%)
Health Care (1.0%)
Cochlear Ltd.	8,699	$1,187,097

Real Estate (2.4%)
Goodman Group, REIT	246,700	2,999,526
		4,186,623
CANADA (2.7%)
Consumer Staples (2.7%)
Alimentation Couche-Tard, Inc., Class B	96,800	3,364,097

CHINA (15.5%)
Communication Services (3.9%)
Tencent Holdings Ltd.	70,400	4,829,310

Consumer Discretionary (9.0%)
Alibaba Group Holding Ltd., ADR(a)	23,784	5,970,260
Li Ning Co. Ltd.	658,000	2,120,869
Shenzhou International Group Holdings Ltd.	251,600	3,005,293
		11,096,422
Financials (2.6%)
Ping An Insurance Group Co. of China Ltd., H Shares	295,000	3,112,610
		19,038,342
DENMARK (2.8%)
Health Care (2.8%)
Novo Nordisk AS, Class B	51,872	3,403,455

FRANCE (14.0%)
Communication Services (4.8%)
Ubisoft Entertainment SA(a)	39,255	3,278,673
Vivendi SA	100,534	2,667,812
		5,946,485
Energy (2.3%)
TOTAL SA	74,002	2,800,509

Financials (1.7%)
AXA SA	106,065	2,128,055

Industrials (5.2%)
Alstom SA(a)	39,600	2,206,636
Schneider Electric SE	18,000	2,063,943
Vinci SA	24,700	2,125,807
		6,396,386
		17,271,435

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2020 (Unaudited)

Aberdeen Select International Equity Fund

GERMANY (8.2%)
Real Estate (3.8%)
Vonovia SE	72,400	$4,679,635

Utilities (4.4%)
RWE AG	144,300	5,439,297
		10,118,932
HONG KONG (2.7%)
Financials (2.7%)
AIA Group Ltd.	362,200	3,265,935

ISRAEL (3.3%)
Information Technology (3.3%)
NICE Ltd.(a)	19,837	4,074,254

ITALY (4.5%)
Utilities (4.5%)
Enel SpA	608,500	5,574,180

JAPAN (8.2%)
Consumer Discretionary (2.9%)
Sony Corp.	45,500	3,535,123

Consumer Staples (1.8%)
Welcia Holdings Co. Ltd.	24,600	2,254,216

Health Care (1.9%)
Asahi Intecc Co. Ltd.	82,800	2,310,218

Industrials (1.6%)
Nihon M&A Center, Inc.	41,000	1,996,414
		10,095,971
LATVIA (0.0%)
Financials (0.0%)
AS Parex Banka(a)(b)(c)(d)	1,424,182	—

MACAU (1.3%)
Consumer Discretionary (1.3%)
Sands China Ltd.	434,000	1,654,761

NETHERLANDS (8.6%)
Financials (2.1%)
ASR Nederland NV	81,176	2,622,566

Information Technology (2.4%)
Adyen NV(a)(e)	1,050	1,752,614
ASML Holding NV	3,300	1,173,274
		2,925,888
Materials (4.1%)
Koninklijke DSM NV	33,165	5,076,431
		10,624,885

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2020 (Unaudited)

Aberdeen Select International Equity Fund

NORWAY (2.8%)
Consumer Staples (2.8%)
Mowi ASA	188,845	$3,429,639

POLAND (2.8%)
Consumer Staples (2.8%)
Dino Polska SA(a)(e)	63,337	3,506,411

REPUBLIC OF IRELAND (3.6%)
Consumer Staples (1.8%)
Kerry Group PLC	16,600	2,198,611

Industrials (1.8%)
Ryanair Holdings PLC, ADR(a)	29,900	2,242,500
		4,441,111
SPAIN (1.6%)
Communication Services (1.6%)
Cellnex Telecom SA(e)	30,500	1,919,499

SWITZERLAND (7.0%)
Consumer Staples (4.1%)
Nestle SA	42,710	5,079,146

Financials (2.9%)
Zurich Insurance Group AG	9,571	3,539,382
		8,618,528
UNITED KINGDOM (10.6%)
Health Care (6.0%)
AstraZeneca PLC	30,600	3,380,676
Genus PLC	91,005	4,061,325
		7,442,001
Industrials (4.6%)
BAE Systems PLC	555,461	3,559,895
RELX PLC	96,276	2,040,217
		5,600,112
		13,042,113
Total Common Stocks		127,630,171

PREFERRED STOCKS (0.9%)
BRAZIL (0.9%)
Financials (0.9%)
Banco Bradesco SA, Preferred Shares	264,000	1,135,647
Total Preferred Stocks		1,135,647

RIGHTS (0.1%)
SPAIN (0.1%)
Communication Services (0.1%)
Cellnex Telecom SA(a)	30,500	127,543
Total Rights		127,543

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2020 (Unaudited)

Aberdeen Select International Equity Fund

SHORT-TERM INVESTMENT (3.4%)
UNITED STATES (3.4%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.09%(f)	$4,127,842	$4,127,842
Total Investments (Cost $124,180,145) —108.0%		133,021,203
Liabilities in Excess of Other Assets—(8.0)%		(9,811,328)
Net Assets—100.0%		$123,209,875

(a)	Non-income producing security.
(b)	Illiquid security.
(c)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 0.00% of net assets as of July 31, 2020.
(d)	Level 3 security. See Note 1(a) of the accompanying Notes to Statements of Investments.
(e)	Denotes a security issued under Regulation S or Rule 144A.
(f)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2020.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2020 (Unaudited)

Aberdeen Global Equity Impact Fund

	Shares	Value
COMMON STOCKS (102.3%)
AUSTRALIA (4.1%)
Industrials (2.1%)
Cleanaway Waste Management Ltd.	847,800	$1,257,852

Real Estate (2.0%)
Goodman Group, REIT	98,400	1,196,406
		2,454,258
BELGIUM (3.2%)
Materials (3.2%)
Umicore SA	41,100	1,941,034

BRAZIL (1.8%)
Consumer Discretionary (0.7%)
YDUQS Part	65,900	428,128

Financials (1.1%)
Banco Bradesco SA	162,008	643,802
		1,071,930
CHINA (5.4%)
Financials (2.1%)
Ping An Insurance Group Co. of China Ltd., H Shares	122,500	1,292,525

Health Care (3.3%)
Wuxi Biologics Cayman, Inc.(a)(b)	95,000	1,961,165
		3,253,690
DENMARK (7.5%)
Health Care (2.2%)
Novo Nordisk AS, Class B	19,900	1,305,690

Industrials (2.5%)
Vestas Wind Systems AS	11,900	1,525,401

Utilities (2.8%)
Orsted AS(a)	11,600	1,653,290
		4,484,381
FRANCE (8.9%)
Financials (1.6%)
AXA SA	49,300	989,140

Health Care (1.0%)
Orpea(b)	4,700	599,611

Industrials (6.3%)
Alstom SA(b)	38,200	2,128,623
Schneider Electric SE	14,100	1,616,755
		3,745,378
		5,334,129

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2020 (Unaudited)

Aberdeen Global Equity Impact Fund

GERMANY (2.7%)
Information Technology (1.3%)
Infineon Technologies AG	31,200	$795,456

Materials (1.4%)
Covestro AG(a)	21,100	818,836
		1,614,292
HONG KONG (2.3%)
Financials (2.3%)
AIA Group Ltd.	149,600	1,348,934

INDONESIA (1.0%)
Financials (1.0%)
Bank Rakyat Indonesia Persero Tbk PT	2,842,700	617,478

ISRAEL (1.6%)
Industrials (1.6%)
Kornit Digital Ltd.(b)	18,200	975,338

KENYA (3.1%)
Communication Services (3.1%)
Safaricom PLC	7,105,900	1,876,162

NETHERLANDS (4.3%)
Information Technology (1.7%)
ASML Holding NV	2,900	1,031,059

Materials (2.6%)
Koninklijke DSM NV	10,049	1,538,159
		2,569,218
NORWAY (2.2%)
Communication Services (2.2%)
Telenor ASA	86,100	1,331,001

REPUBLIC OF IRELAND (1.1%)
Industrials (1.1%)
Kingspan Group PLC	9,000	645,660

SOUTH KOREA (2.9%)
Information Technology (2.9%)
Samsung SDI Co. Ltd.	5,100	1,707,386

TAIWAN (2.6%)
Industrials (2.6%)
Voltronic Power Technology Corp.	51,200	1,559,911

UNITED KINGDOM (11.2%)
Consumer Discretionary (0.8%)
Countryside Properties PLC(a)	134,000	494,713

Health Care (6.4%)
AstraZeneca PLC	14,000	1,546,714
Clinigen Group PLC	131,100	1,204,040

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2020 (Unaudited)

Aberdeen Global Equity Impact Fund

GlaxoSmithKline PLC	52,200	$1,039,840
		3,790,594
Industrials (4.0%)
John Laing Group PLC(a)	352,700	1,363,489
RELX PLC	49,000	1,031,556
		2,395,045
		6,680,352
UNITED STATES (36.4%)
Consumer Discretionary (1.9%)
Chegg, Inc.(b)	13,900	1,125,483

Health Care (8.4%)
HMS Holdings Corp.(b)	49,700	1,615,250
Merck & Co., Inc.	15,800	1,267,792
UnitedHealth Group, Inc.	7,100	2,149,738
		5,032,780
Industrials (3.2%)
Tetra Tech, Inc.	7,300	647,145
Trane Technologies PLC	11,400	1,275,318
		1,922,463
Information Technology (10.7%)
Accenture PLC, Class A	6,500	1,461,070
Autodesk, Inc.(b)	5,800	1,371,294
Mastercard, Inc., Class A	5,800	1,789,474
salesforce.com, Inc.(b)	9,100	1,773,135
		6,394,973
Real Estate (9.1%)
American Tower Corp., REIT	3,800	993,282
Equinix, Inc., REIT	2,700	2,120,796
Prologis, Inc., REIT	22,000	2,319,240
		5,433,318
Utilities (3.1%)
NextEra Energy, Inc.	6,700	1,880,690
		21,789,707
Total Common Stocks		61,254,861

SHORT-TERM INVESTMENT (2.1%)
UNITED STATES (2.1%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.09%(c)	1,250,120	1,250,120
Total Short-Term Investment		1,250,120
Total Investments (Cost $53,799,877) —104.4%		62,504,981
Liabilities in Excess of Other Assets—(4.4)%		(2,621,511)
Net Assets—100.0%		$59,883,470

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Non-income producing security.
(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2020.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2020 (Unaudited)

Aberdeen Total Return Bond Fund

	Shares or Principal Amount	Value (US$)
ASSET-BACKED SECURITIES (6.7%)
UNITED STATES (6.7%)
AmeriCredit Automobile Receivables Trust, Series 2018-2, Class A3, ABS (USD), 3.15%, 03/20/2023	$720,823	$730,208
CNH Equipment Trust, Series 2017-A, Class A3, (USD), 2.07%, 05/16/2022	235,910	236,884
Daimler Trucks Retail Trust, Series 2018-1, Class A4, ABS (USD), 3.03%, 11/15/2024 (a)	1,005,000	1,011,996
Ford Credit Auto Lease Trust, Series 2019-B, Class A3, ABS (USD), 2.22%, 10/15/2022	774,000	785,385
Ford Credit Floorplan Master Owner Trust A
Series 2018-3, Class A1, ABS (USD), 3.52%, 10/15/2023	480,000	495,562
Series 2019-3, Class A1, ABS (USD), 2.23%, 09/15/2024	970,000	996,859
GM Financial Automobile Leasing Trust
Series 2018-3, Class C, ABS (USD), 3.70%, 07/20/2022	853,000	865,529
Series 2020-2, Class A4, ABS (USD), 1.01%, 07/22/2024	464,000	469,441
John Deere Owner Trust, Series 2017-B, Class A3, (USD), 1.82%, 10/15/2021	95,955	96,094
Mercedes-Benz Auto Lease Trust, Series 2019-B, Class A3, ABS (USD), 2.00%, 10/17/2022	1,104,000	1,120,958
Nissan Auto Lease Trust, Series 2019-B, Class A2A, ABS (USD), 2.27%, 10/15/2021	393,872	395,822
SLM Student Loan Trust
Series 2011-2, Class A1, (USD), 1M USD LIBOR + 0.600%, 0.77%, 11/25/2027 (b)	221,823	221,486
Series 2012-3, Class A, ABS, (USD), 1M USD LIBOR + 0.650%, 0.82%, 12/27/2038 (b)	830,865	806,457
Series 2013-2, Class A, (USD), 1M USD LIBOR + 0.450%, 0.62%, 06/25/2043 (b)	938,056	892,251
Tesla Auto Lease Trust
(USD), 2.33%, 02/20/2024 (a)	238,000	237,996
Series 2019-A, Class A2, ABS (USD), 2.13%, 04/20/2022 (a)	819,837	829,255
Series 2019-A, Class D, ABS (USD), 3.37%, 01/20/2023 (a)	637,000	643,743
Towd Point Mortgage Trust
Series 2018-4, Class A1, ABS, (USD), 3.00%, 06/25/2058 (a)(b)	596,798	632,518
Series 2019-3, Class M2, ABS (USD), 4.25%, 02/25/2059 (a)(b)	754,557	795,616
Series 2019-4, Class A1, ABS (USD), 2.90%, 10/25/2059 (a)(b)	672,025	711,524
		12,975,584
Total Asset-Backed Securities		12,975,584

COMMERCIAL MORTGAGE-BACKED SECURITIES (13.1%)
UNITED STATES (13.1%)
BANK
Series 2018-BN11, Class C (USD), 4.38%, 03/15/2061 (b)	460,000	438,956
Series 2020-BN26, Class B, VRN (USD), 2.91%, 03/15/2063 (b)	551,434	568,589
BX Trust, Series 2019-OC11, Class A (USD), 3.20%, 12/09/2041 (a)	892,707	945,106
Citigroup Commercial Mortgage Trust
Series 2015-GC35, Class A4 (USD), 3.82%, 11/10/2048	736,000	822,600
Series 2016-C3, Class B (USD), 3.67%, 11/15/2049 (b)	652,000	664,166
COMM Mortgage Trust
Series 2014-LC15, Class B, (USD), 4.60%, 04/10/2047 (b)	521,826	546,386
Series 2019-GC44, Class C (USD), 3.53%, 08/15/2057 (b)	645,206	554,669
Commercial Mortgage Trust, Series 2014-CR20, Class A3 (USD), 3.33%, 11/10/2047	840,000	896,239
CSAIL Commercial Mortgage Trust, Series 2016-C7, Class C, (USD), 4.39%, 11/15/2049 (b)	741,000	686,388

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2020 (Unaudited)

Aberdeen Total Return Bond Fund

Federal Home Loan Mortgage Corp.
Series 2017-DNA1, Class M2, CMO (USD), 1M USD LIBOR + 3.250%, 3.42%, 07/25/2029 (b)	$1,080,538	$1,082,570
Series 2017-DNA2, Class M1, CMO, FRN (USD), 1M USD LIBOR + 1.200%, 1.37%, 10/25/2029 (b)	297,896	298,086
Federal National Mortgage Association, Series 2016-C02, Class 1M2, CMO (USD), 1M USD LIBOR + 6.000%, 6.17%, 09/25/2028 (b)	639,131	656,654
Freddie Mac STACR REMIC Trust, Freddie Mac STACR REMIC Trust 2020-DNA3 (USD), 1.67%, 06/25/2050 (a)(b)	741,067	741,067
FREMF Mortgage Trust, Series 2018-K85, Class C (USD), 4.32%, 11/25/2028 (a)(b)	608,000	643,786
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class AS (USD), 4.27%, 06/15/2045	919,000	960,608
JP Morgan Mortgage Trust
Series 2015-IVR2, Class A5, CMO, (USD), 2.74%, 01/25/2045 (a)(b)	555,521	580,308
Series 2016-3, Class 1A3, CMO, VRN, (USD), 3.49%, 10/25/2046 (a)(b)	363,315	366,918
Series 2017-2, Class B3, CMO (USD), 3.70%, 05/25/2047 (a)(b)	969,627	976,403
Series 2019-9, Class B3, CMO (USD), 3.92%, 05/25/2050 (a)(b)	928,788	899,628
Series 2020-5, Class A5, CMO, VRN (USD), 3.00%, 12/25/2050 (a)(b)	752,000	793,333
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14, Class A4, VRN (USD), 4.13%, 08/15/2046 (b)	625,000	674,878
Series 2014-C24, Class A4A1 (USD), 3.37%, 11/15/2047	878,000	939,275
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP5, Class AS, VRN (USD), 3.88%, 03/15/2050 (b)	611,000	678,380
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5, Class B, (USD), 4.44%, 08/15/2045 (b)	787,000	808,094
Series 2013-C13, Class A4 (USD), 4.04%, 11/15/2046	659,000	704,099
Morgan Stanley Capital I Trust, Series 2017-CLS, Class A (USD), 1M USD LIBOR + 0.700%, 0.87%, 11/15/2034 (a)(b)	881,000	875,787
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, CMO, (USD), 4.25%, 12/25/2057 (a)(b)	565,257	615,662
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-WF1, Class 1A1, CMO, (USD), 5.71%, 03/25/2035 (b)	237,761	253,498
SFAVE Commercial Mortgage Securities Trust
Series 2015-5AVE, Class C (USD), 4.39%, 01/05/2043 (a)(b)	870,000	701,843
Series 2015-5AVE, Class D (USD), 4.39%, 01/05/2043 (a)(b)	562,000	414,216
UBS Commercial Mortgage Trust, Series 2017-C6, Class C (USD), 4.45%, 12/15/2050 (b)	547,000	514,023
Wells Fargo Commercial Mortgage Trust
Series 2014-LC16, Class B (USD), 4.32%, 08/15/2050	680,000	696,887
Series 2017-C40, Class AS, VRN (USD), 3.85%, 10/15/2050 (b)	315,000	353,753
Series 2019-C53, Class ASB (USD), 2.96%, 10/15/2052	603,000	661,887
Wells Fargo Mortgage Backed Securities Trust, Series 2020-3, Class B1, CMO, VRN (USD), 3.27%, 06/25/2050 (a)(b)	975,000	1,023,598
WFRBS Commercial Mortgage Trust
Series 2013-C11, Class B (USD), 3.71%, 03/15/2045 (b)	747,000	761,748
Series 2012-C10, Class AS, (USD), 3.24%, 12/15/2045	568,395	555,997
		25,356,085
Total Commercial Mortgage-Backed Securities		25,356,085

NON-AGENCY MORTGAGE-BACKED SECURITIES (4.9%)
UNITED STATES (4.9%)
CHL Mortgage Pass-Through Trust, Series 2005-21, Class A2 (USD), 5.50%, 10/25/2035	301,950	259,996
Citigroup Mortgage Loan Trust, Series 2005-11, Class A3 (USD), 1 year CMT + 2.400%, 4.19%, 11/25/2035 (b)	173,491	165,262
Flagstar Mortgage Trust, Series 2017-2, Class B2, (USD), 4.11%, 10/25/2047 (a)(b)	1,184,654	1,224,627
GSR Mortgage Loan Trust, Series 2005-6F, Class 1A6 (USD), 5.25%, 07/25/2035	262,664	267,025

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2020 (Unaudited)

Aberdeen Total Return Bond Fund

IndyMac INDA Mortgage Loan Trust, Series 2005-AR2, Class 3A1 (USD), 3.60%, 01/25/2036 (b)	$321,267	$277,331
JP Morgan Mortgage Trust
Series 16-1, Class A13 (USD), 3.50%, 05/25/2046 (a)(b)	419,232	429,519
Series 2005-A5, Class 2A2 (USD), 3.21%, 08/25/2035 (b)	263,517	264,961
Series 2006-S1, Class 2A6 (USD), 6.00%, 04/25/2036	452,734	472,547
Series 2014-IVR3, Class 3A1 (USD), 2.54%, 09/25/2044 (a)(b)	207,190	211,023
Series 2016-5, Class A1 (USD), 2.63%, 12/25/2046 (a)(b)	380,264	388,532
Series 2017-1, Class A3, (USD), 3.50%, 01/25/2047 (a)(b)	29	30
Series 2018-6, Class B2 (USD), 3.93%, 12/25/2048 (a)(b)	963,418	1,017,914
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, (USD), 4.00%, 03/25/2057 (a)(b)	585,728	631,320
PHH Mortgage Trust, Series 2008-CIM1, Class 21A1 (USD), 6.00%, 05/25/2038	439,910	454,351
Sequoia Mortgage Trust
Series 2017-CH1, Class A13, (USD), 4.00%, 08/25/2047 (a)(b)	595,833	625,617
Series 2017-CH2, Class A13 (USD), 4.00%, 12/25/2047 (a)(b)	902,867	945,816
Structured Asset Securities Corp., Series 2004-18H, Class A5 (USD), 4.75%, 10/25/2034	577,940	606,034
Thornburg Mortgage Securities Trust
Series 2007-4, Class 2A1 (USD), 3.11%, 09/25/2037 (b)	301,099	299,046
Series 2007-4, Class 3A1 (USD), 3.31%, 09/25/2037 (b)	4,856	4,852
WaMu Mortgage Pass Through Certificates, Series 2005-AR7, Class A3 (USD), 3.07%, 08/25/2035 (b)	341,349	325,219
WinWater Mortgage Loan Trust, Series 2015-2, Class B3, (USD), 3.91%, 02/20/2045 (a)(b)	547,933	555,664
		9,426,686
Total Non-Agency Mortgage-Backed Securities		9,426,686

CORPORATE BONDS (30.7%)
BELGIUM (0.7%)
Beverages (0.7%)
Anheuser-Busch InBev Worldwide, Inc. (USD), 3.50%, 06/01/2030	1,250,000	1,430,309

CANADA (1.0%)
Commercial Banks (0.3%)
National Bank of Canada,(fixed rate to 08/15/2022, variable rate thereafter), VRN (USD), 0.90%, 08/15/2023	553,000	556,167

Metals & Mining (0.7%)
Teck Resources Ltd. (USD), 3.90%, 07/15/2030 (a)	1,265,000	1,308,417
		1,864,584
DENMARK (0.5%)
Commercial Banks (0.5%)
Danske Bank AS (USD), 5.00%, 01/12/2022 (a)	945,000	995,873

GERMANY (0.6%)
Auto Manufacturers (0.6%)
BMW US Capital LLC (USD), 3.90%, 04/09/2025 (a)	1,072,000	1,203,273

ITALY (1.1%)
Commercial Banks (1.1%)
UniCredit SpA
(USD), 6.57%, 01/14/2022 (a)	932,000	990,755
(USD), 7.83%, 12/04/2023 (a)	920,000	1,077,908
2,068,663

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2020 (Unaudited)

Aberdeen Total Return Bond Fund

NETHERLANDS (0.5%)
Semiconductors (0.5%)
NXP BV / NXP Funding LLC (USD), 5.35%, 03/01/2026 (a)	$887,000	$1,062,873

SPAIN (0.7%)
Commercial Banks (0.7%)
Banco Santander SA (USD), 2.75%, 05/28/2025	1,200,000	1,269,666
UNITED KINGDOM (2.8%)
Commercial Banks (2.2%)
HSBC Holdings PLC, (fixed rate to 09/12/2025, variable rate thereafter) (USD), 4.29%, 09/12/2026	1,595,000	1,785,297
Lloyds Banking Group PLC, (fixed rate to 07/09/2024, variable rate thereafter), VRN (USD), 3.87%, 07/09/2025	1,025,000	1,130,048
Royal Bank of Scotland Group PLC, (fixed rate to 03/22/2024, variable rate thereafter) (USD), 4.27%, 03/22/2025	1,243,000	1,368,622
		4,283,967
Diversified Telecommunication Services (0.6%)
Vodafone Group PLC (USD), 4.88%, 06/19/2049	840,000	1,107,419
		5,391,386
UNITED STATES (22.8%)
Aerospace & Defense (1.3%)
Boeing Co. (The) (USD), 4.51%, 05/01/2023	1,560,000	1,630,879
Raytheon Technologies Corp. (USD), 6.05%, 06/01/2036	551,000	811,413
		2,442,292
Auto Manufacturers (1.3%)
Ford Holdings LLC (USD), 9.30%, 03/01/2030	930,000	1,088,100
General Motors Co. (USD), 6.13%, 10/01/2025	1,233,000	1,437,458
		2,525,558
Beverages (0.4%)
Constellation Brands, Inc. (USD), 2.88%, 05/01/2030	725,000	788,108
Biotechnology (0.4%)
Amgen, Inc. (USD), 3.38%, 02/21/2050	630,000	737,879
Building Materials (0.4%)
Carrier Global Corp. (USD), 3.38%, 04/05/2040 (a)	720,000	777,961
Chemicals (0.9%)
DuPont de Nemours, Inc. (USD), 2.17%, 05/01/2023	1,008,000	1,028,218
Sherwin-Williams Co. (USD), 3.95%, 01/15/2026	540,000	619,218
		1,647,436
Commercial Banks (3.0%)
Bank of America Corp., (fixed rate to 06/19/2040, variable rate thereafter), FRN (USD), 2.68%, 06/19/2041	1,081,000	1,152,602
Citigroup, Inc., (fixed rate to 04/08/2025, variable rate thereafter), FRN (USD), 3.11%, 04/08/2026	2,100,000	2,282,456
JPMorgan Chase & Co., (fixed rate to 04/22/2030, variable rate thereafter), FRN (USD), 2.52%, 04/22/2031	1,006,000	1,085,076

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2020 (Unaudited)

Aberdeen Total Return Bond Fund

Morgan Stanley, (fixed rate to 04/01/2030, variable rate thereafter), FRN (USD), 3.62%, 04/01/2031	$1,026,000	$1,199,783
		5,719,917
Commercial Services & Supplies (0.3%)
PayPal Holdings, Inc. (USD), 3.25%, 06/01/2050	505,000	611,403

Diversified Financial Services (0.3%)
Intercontinental Exchange, Inc. (USD), 3.00%, 06/15/2050	444,000	510,736

Diversified Telecommunication Services (2.1%)
AT&T, Inc. (USD), 1.65%, 02/01/2028	1,710,000	1,741,219
Verizon Communications, Inc. (USD), 4.50%, 08/10/2033	1,750,000	2,291,262
		4,032,481
Electric Utilities (4.4%)
AEP Texas, Inc., Series H (USD), 3.45%, 01/15/2050	740,000	875,774
IPALCO Enterprises, Inc. (USD), 4.25%, 05/01/2030 (a)	1,243,000	1,371,563
Kentucky Utilities Co.
(USD), 3.25%, 11/01/2020	2,262,000	2,262,000
(USD), 3.30%, 06/01/2050	479,000	566,063
Mississippi Power Co. (USD), 3.95%, 03/30/2028	560,000	650,596
Oklahoma Gas & Electric Co. (USD), 3.25%, 04/01/2030	915,000	1,040,084
Southern California Edison Co., Series E (USD), 3.70%, 08/01/2025	1,027,000	1,152,689
Southwestern Public Service Co., Series 8 (USD), 3.15%, 05/01/2050	563,000	663,716
		8,582,485
Energy Equipment & Services (0.8%)
Plains All American Pipeline LP / PAA Finance Corp. (USD), 3.80%, 09/15/2030	630,000	630,157
Western Midstream Operating LP (USD), 4.65%, 07/01/2026	970,000	991,825
		1,621,982
Healthcare Providers & Services (0.9%)
Laboratory Corp. of America Holdings (USD), 2.95%, 12/01/2029	1,049,000	1,159,767
Quest Diagnostics, Inc. (USD), 3.45%, 06/01/2026	456,000	520,825
		1,680,592
Insurance (0.6%)
Brighthouse Financial, Inc. (USD), 5.63%, 05/15/2030	1,058,000	1,209,751

Miscellaneous Manufacturing (0.5%)
General Electric Co. (USD), 3.45%, 05/01/2027	1,010,000	1,061,524

Oil, Gas & Consumable Fuels (1.4%)
Noble Energy, Inc.
(USD), 5.05%, 11/15/2044	540,000	720,981
(USD), 4.95%, 08/15/2047	540,000	734,458
Valero Energy Corp. (USD), 2.70%, 04/15/2023	1,230,000	1,283,871
		2,739,310
Pharmaceutical (0.7%)
CVS Health Corp. (USD), 6.25%, 06/01/2027	1,055,000	1,337,072

Real Estate Investment Trust (REIT) Funds (0.5%)
American Tower Corp. (USD), 2.90%, 01/15/2030	810,000	896,833

Retail (0.9%)
McDonald's Corp. (USD), 3.63%, 09/01/2049	978,000	1,149,465

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2020 (Unaudited)

Aberdeen Total Return Bond Fund

Starbucks Corp. (USD), 2.00%, 03/12/2027	$652,000	$677,791
		1,827,256
Semiconductors (0.7%)
Broadcom, Inc. (USD), 4.15%, 11/15/2030 (a)	1,235,000	1,386,931

Software (0.6%)
Broadridge Financial Solutions, Inc. (USD), 2.90%, 12/01/2029	715,000	782,665
Electronic Arts, Inc. (USD), 4.80%, 03/01/2026	330,000	396,760
		1,179,425
Transportation (0.4%)
FedEx Corp. (USD), 4.95%, 10/17/2048	550,000	711,155
		44,028,087
Total Corporate Bonds		59,314,714

MUNICIPAL BONDS (5.2%)
UNITED STATES (5.2%)
California (1.2%)
City of San Francisco CA Public Utilities Commission Water Revenue, Series A (USD), 3.30%, 11/01/2039	635,000	698,887
Los Angeles Unified School District General Obligation Unlimited Bonds (USD), 6.76%, 07/01/2034	580,000	874,652
San Diego County Regional Transportation Commission, Series A (USD), 3.25%, 04/01/2048	740,000	808,332
		2,381,871
Connecticut (1.0%)
State of Connecticut General Obligation Unlimited Bonds, Series A (USD), 5.85%, 03/15/2032	1,385,000	1,914,652

Florida (0.2%)
Country of Broward, FL Airport System Revenue (USD), 3.48%, 10/01/2043	310,000	318,606

Massachusetts (0.6%)
Massachusetts School Building Authority, Series B (USD), 3.40%, 10/15/2040	1,000,000	1,077,140

New York (1.2%)
Metropolitan Transportation Authority Revenue Bonds (Build America Bonds) (USD), 5.18%, 11/15/2049	225,000	263,673
New York State Dormitory Authority, Series B (USD), 3.14%, 07/01/2043	485,000	523,708
State of New York State Thruway Authority, Series M (USD), 2.90%, 01/01/2035	1,460,000	1,592,363
		2,379,744
Ohio (0.4%)
JobsOhio Beverage System, Series A (USD), 2.83%, 01/01/2038	745,000	810,992

Texas (0.6%)
Grand Parkway Transportation Corp. (USD), 3.24%, 10/01/2052	405,000	430,369
State of Texas (USD), 3.21%, 04/01/2044	700,000	757,960
		1,188,329
		10,071,334
Total Municipal Bonds		10,071,334

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2020 (Unaudited)

Aberdeen Total Return Bond Fund

GOVERNMENT BONDS (1.4%)
NEW ZEALAND (1.4%)
New Zealand Government Bond (NZD), 2.75%, 04/15/2037 (a)	$3,256,000	$2,700,951

Total Government Bonds		2,700,951

U.S. AGENCIES (19.1%)
UNITED STATES (19.1%)
Federal Home Loan Mortgage Corp.
Series 2016-HQA4, Class M2 (USD), 1M USD LIBOR + 1.300%, 1.47%, 04/25/2029 (b)	5,555	5,552
MBS (USD), 4.50%, 08/01/2046	293,964	319,007
MBS (USD), 3.00%, 10/01/2046	591,499	640,769
MBS (USD), 4.00%, 01/01/2047	1,170,515	1,263,278
MBS (USD), 3.50%, 07/01/2049	857,792	913,228
MBS (USD), 3.00%, 01/01/2050	1,583,582	1,711,796
MBS (USD), 3.00%, 05/01/2050	1,056,482	1,144,880
Federal National Mortgage Association
MBS (USD), 3.50%, 05/01/2034	750,207	808,737
MBS (USD), 3.00%, 08/01/2043	779,509	847,545
MBS (USD), 3.50%, 12/01/2046	1,897,361	2,066,152
MBS (USD), 4.50%, 12/01/2046	895,657	974,042
MBS (USD), 4.00%, 07/01/2048	491,130	521,551
MBS (USD), 5.00%, 09/01/2048	579,340	633,326
MBS (USD), 2.50%, 06/01/2050	1,032,502	1,092,942
MBS (USD), 2.50%, 07/01/2050	1,799,322	1,926,000
MBS (USD), 2.50%, 07/01/2050	1,313,320	1,385,524
MBS, TBA (USD), 2.50%, 09/01/2050	2,702,000	2,834,146
MBS, TBA (USD), 3.00%, 09/01/2050	6,576,000	6,941,549
MBS, TBA (USD), 3.50%, 09/01/2050	3,646,000	3,846,024
FREMF Mortgage Trust
Series 2016-K57, Class C (USD), 3.92%, 08/25/2049 (a)(b)	1,037,000	1,072,294
Series 2018-K80, Class C, VRN, (USD), 4.23%, 08/25/2050 (a)(b)	888,000	933,658
Series 2017-K71, Class C (USD), 3.75%, 11/25/2050 (a)(b)	525,000	547,026
Government National Mortgage Association
MBS (USD), 4.50%, 06/20/2047	462,487	504,923
MBS (USD), 3.50%, 11/20/2047	951,983	1,025,654
MBS (USD), 3.50%, 02/20/2048	911,962	984,331
MBS (USD), 4.00%, 05/20/2048	1,203,301	1,316,596
MBS (USD), 4.00%, 09/20/2048	572,870	627,015
		36,887,545
Total U.S. Agencies		36,887,545

U.S. TREASURIES (13.8%)
UNITED STATES (13.8%)
U.S. Treasury Bond
(USD), 2.38%, 11/15/2049	1,080,300	1,397,132
(USD), 2.00%, 02/15/2050	4,731,100	5,681,016
U.S. Treasury Inflation Protected Security (USD), 1.00%, 02/15/2049 (c)	621,535	892,964
U.S. Treasury Note
(USD), 1.13%, 06/30/2021	1,821,200	1,837,634
(USD), 0.13%, 04/30/2022	5,282,200	5,282,613
(USD), 0.25%, 04/15/2023	3,542,000	3,554,314
(USD), 0.38%, 04/30/2025	3,875,400	3,906,282
(USD), 0.25%, 06/30/2025	3,016,800	3,021,632

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2020 (Unaudited)

Aberdeen Total Return Bond Fund

(USD), 0.50%, 05/31/2027	$996,900	$1,004,649
		26,578,236
Total U.S. Treasuries		26,578,236

AGENCY MORTGAGE-BACKED SECURITIES (1.0%)
UNITED STATES (1.0%)
Federal Home Loan Mortgage Corp. (USD), 5.00%, 10/01/2041	316,300	362,496
Federal National Mortgage Association (USD), 4.50%, 07/01/2040	733,064	811,965
Government National Mortgage Association (USD), 4.50%, 12/20/2045	593,935	654,743
		1,829,204
Total Agency Mortgage-Backed Securities		1,829,204
short-term investment (12.6%)
UNITED STATES (12.6%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.09%(d)	24,251,686	24,251,686
Total Short-Term Investment		24,251,686
Total Investments (Cost $202,441,101) —108.5%		209,392,025
Liabilities in Excess of Other Assets—(8.5)%		(16,455,854)
Net Assets—100.0%		$192,936,171

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Variable Rate Instrument. The rate shown is based on the latest available information as of July 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(c)	Inflation linked security.
(d)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2020.

AUD	Australian Dollar
CMT	Constant Maturity Treasury
COP	Colombian Peso
EUR	Euro Currency
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
PLC	Public Limited Company
RUB	Russian Ruble
TBA	Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
USD	U.S. Dollar

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2020 (Unaudited)

Aberdeen Total Return Bond Fund

At July 31, 2020, the Fund held the following futures contracts:

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contract Positions
United States Treasury Note 6%—Ultra Bond	26	09/21/2020	$5,610,750	$5,919,875	$309,125
United States Treasury Note 6%–Long Bond	14	09/21/2020	2,465,013	2,551,938	86,925
United States Treasury Note 6%–10 year	32	09/21/2020	4,450,734	4,482,500	31,766
United States Treasury Note 6%—5 year	33	09/30/2020	4,145,250	4,162,125	16,875
United States Treasury Note 6%—2 year	78	09/30/2020	17,218,140	17,236,781	18,641
					$463,332
SHORT CONTRACT POSITIONS (2.4%)
United States Treasury Note 6%–10 year Ultra	(29)	09/21/2020	$(4,508,938)	$(4,618,250)	(109,313)
					$354,019

At July 31, 2020, the Fund's open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar/United States Dollar
09/28/2020	Citibank	AUD	250,174	USD	173,167	$178,772	$5,605
Colombian Peso/United States Dollar
09/11/2020	Barclays Bank	COP	6,682,919,000	USD	1,748,082	1,785,032	36,950
Euro/United States Dollar
08/26/2020	JPMorgan Chase	EUR	111,772	USD	125,679	131,722	6,043
Hong Kong Dollar/United States Dollar
08/05/2020	HSBC Bank	HKD	15,000,000	USD	1,932,891	1,935,412	2,521
Indian Rupee/United States Dollar
08/05/2020	HSBC Bank	INR	135,619,000	USD	1,790,587	1,812,085	21,498
Indonesian Rupiah/United States Dollar
08/24/2020	JPMorgan Chase	IDR	27,943,640,000	USD	1,910,676	1,894,115	(16,561)
09/08/2020	Barclays Bank	IDR	2,842,458,420	USD	193,259	192,055	(1,204)
09/08/2020	HSBC Bank	IDR	27,993,536,580	USD	1,918,679	1,891,430	(27,249)
Japanese Yen/United States Dollar
09/10/2020	HSBC Bank	JPY	194,690,000	USD	1,821,053	1,839,987	18,934
09/11/2020	HSBC Bank	JPY	195,550,000	USD	1,861,091	1,848,141	(12,950)
Mexican Peso/United States Dollar
08/05/2020	HSBC Bank	MXN	46,564,000	USD	1,920,870	2,092,012	171,142
08/31/2020	HSBC Bank	MXN	43,054,000	USD	1,949,644	1,927,813	(21,831)
09/10/2020	HSBC Bank	MXN	41,547,324	USD	1,813,949	1,857,998	44,049
New Russian Ruble/United States Dollar
08/07/2020	Citibank	RUB	66,313,000	USD	926,806	893,104	(33,702)
08/07/2020	Goldman Sachs	RUB	66,313,000	USD	922,166	893,104	(29,062)
New Zealand Dollar/United States Dollar
09/11/2020	Barclays Bank	NZD	2,845,999	USD	1,851,007	$1,887,552	$36,545
09/11/2020	HSBC Bank	NZD	915,000	USD	609,545	606,855	(2,690)
						$23,667,189	$198,038

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2020 (Unaudited)

Aberdeen Total Return Bond Fund

Sale Contracts Settlement Date	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Australian Dollar
09/28/2020	Royal Bank of Canada	USD	171,870	AUD	250,174	$178,772	$(6,902)
United States Dollar/Colombian Peso
09/11/2020	JPMorgan Chase	USD	1,764,700	COP	6,682,919,000	1,785,032	(20,332)
United States Dollar/Euro
08/26/2020	Citibank	USD	122,080	EUR	111,772	131,722	(9,642)
United States Dollar/Hong Kong Dollar
08/05/2020	UBS AG	USD	1,929,512	HKD	15,000,000	1,935,412	(5,900)
United States Dollar/Indian Rupee
08/05/2020	Barclays Bank	USD	1,770,368	INR	135,619,000	1,812,085	(41,717)
United States Dollar/Indonesian Rupiah
09/08/2020	Citibank	USD	2,163,930	IDR	30,835,995,000	2,083,486	80,444
United States Dollar/Mexican Peso
08/05/2020	HSBC Bank	USD	1,883,502	MXN	46,564,000	2,092,012	(208,510)
09/10/2020	Citibank	USD	1,851,673	MXN	41,547,324	1,857,998	(6,325)
United States Dollar/New Russian Ruble
08/07/2020	Barclays Bank	USD	1,845,745	RUB	132,626,000	1,786,209	59,536
United States Dollar/New Zealand Dollar
09/11/2020	Citibank	USD	1,080,622	NZD	1,663,028	1,102,970	(22,348)
09/11/2020	Royal Bank of Canada	USD	2,059,615	NZD	3,215,999	2,132,946	(73,331)
						$16,898,644	$(255,027)

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2020 (Unaudited)

Aberdeen Global High Income Fund

	Shares or Principal Amount	Value (US$)
CORPORATE BONDS (92.6%)
ARGENTINA (0.3%)
Transportadora de Gas del Sur SA (USD), 6.75%, 05/02/2025 (a)	$575,000	$501,688

AUSTRALIA (0.3%)
Mineral Resources Ltd. (USD), 8.13%, 05/01/2027 (a)	552,000	609,276

BRAZIL (1.9%)
CSN Resources SA
(USD), 7.63%, 02/13/2023 (a)	465,000	469,650
(USD), 7.63%, 04/17/2026 (a)	314,000	310,295
NBM US Holdings, Inc. (USD), 7.00%, 05/14/2026 (a)	669,000	721,851
Petrobras Global Finance BV (USD), 5.09%, 01/15/2030 (a)	1,685,000	1,735,550
		3,237,346
CANADA (1.8%)
Clearwater Seafoods, Inc. (USD), 6.88%, 05/01/2025 (a)	1,370,000	1,390,550
Teck Resources Ltd.
(USD), 3.90%, 07/15/2030 (a)	386,000	399,248
(USD), 6.25%, 07/15/2041	691,000	773,420
Titan Acquisition Ltd. / Titan Co-Borrower LLC (USD), 7.75%, 04/15/2026 (a)	525,000	518,437
		3,081,655
CHILE (0.3%)
VTR Finance (USD), 6.38%, 07/15/2028 (a)	442,000	470,960

CHINA (1.6%)
CIFI Holdings Group Co. Ltd. (USD), 6.45%, 11/07/2024 (a)	735,000	758,302
Shimao Group Holdings Ltd. (USD), 5.20%, 01/30/2025 (a)	1,045,000	1,093,227
Sunac China Holdings Ltd. (USD), 7.95%, 10/11/2023 (a)	825,000	853,108
		2,704,637
CONGO (0.4%)
HTA Group Ltd. (USD), 7.00%, 12/18/2025 (a)	617,000	636,793

DENMARK (0.5%)
DKT Finance ApS (USD), 9.38%, 06/17/2023 (a)	921,000	927,908

DOMINICAN REPUBLIC (0.5%)
AES Andres BV / Dominican Power Partners / Empresa Generadora de Electricidad It (USD), 7.95%, 05/11/2026 (a)	765,000	785,081

EL SALVADOR (0.3%)
AES El Salvador Trust II (USD), 6.75%, 03/28/2023 (a)	500,000	466,875

FRANCE (1.4%)
Altice France SA
(EUR), 2.50%, 01/15/2025 (a)	103,000	117,872
(USD), 7.38%, 05/01/2026 (a)	978,000	1,043,184
Casino Guichard Perrachon SA
(EUR), 4.56%, 01/25/2023 (a)	400,000	432,779
(EUR), 4.50%, 03/07/2024 (a)	400,000	394,519

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2020 (Unaudited)

Aberdeen Global High Income Fund

Quatrim SASU (EUR), 5.88%, 01/15/2024 (a)	$310,000	$364,252
		2,352,606
GEORGIA (0.3%)
Bank of Georgia JSC (USD), 6.00%, 07/26/2023 (a)	500,000	505,100

GERMANY (2.7%)
Nidda BondCo GmbH (EUR), 5.00%, 09/30/2025 (a)	305,000	353,311
Nidda Healthcare Holding GmbH (EUR), 3.50%, 09/30/2024 (a)	623,000	723,310
Techem Verwaltungsgesellschaft 675 mbH (EUR), 2.00%, 07/15/2025 (a)	699,000	788,394
Tele Columbus AG (EUR), 3.88%, 05/02/2025 (a)	984,000	1,096,651
Vertical Holdco GmbH
(EUR), 6.63%, 07/15/2028 (a)	249,000	294,410
(USD), 7.63%, 07/15/2028 (a)	200,000	212,500
Vertical Midco GmbH (EUR), 4.38%, 07/15/2027 (a)	176,000	208,327
Vertical US Newco, Inc. (USD), 5.25%, 07/15/2027 (a)	200,000	212,000
ZF Europe Finance BV
(EUR), 2.00%, 02/23/2026 (a)	300,000	334,832
(EUR), 2.50%, 10/23/2027 (a)	300,000	332,146
		4,555,881
ISRAEL (1.4%)
Teva Pharmaceutical Finance Co. BV, Series 2 (USD), 3.65%, 11/10/2021	1,400,000	1,407,000
Teva Pharmaceutical Finance Netherlands III BV (USD), 3.15%, 10/01/2026	1,060,000	966,943
		2,373,943
ITALY (2.7%)
Banca Monte dei Paschi di Siena SpA, (fixed rate to 01/18/2023, variable rate thereafter) (EUR), 5.38%, 01/18/2028 (a)	1,500,000	1,572,564
Telecom Italia Capital SA (USD), 6.00%, 09/30/2034	1,950,000	2,368,119
UniCredit SpA, (fixed rate to 06/03/2023, variable rate thereafter) (EUR), 6.63%, 06/03/2023 (a)(b)	530,000	618,851
		4,559,534
JAMAICA (0.4%)
Digicel Group 0.5 Ltd., PIK (USD), 10.00%, 04/01/2024 (c)	875,130	660,723

JAPAN (0.4%)
SoftBank Group Corp., (fixed rate to 07/19/2023, variable rate thereafter), VRN (USD), 6.00%, 07/19/2023 (a)(b)	705,000	676,226

JERSEY (0.5%)
Newday Bondco PLC (GBP), 7.38%, 02/01/2024 (a)	683,000	818,053

LUXEMBOURG (2.8%)
Altice Financing SA (USD), 7.50%, 05/15/2026 (a)	1,035,000	1,112,884
Altice France Holding SA
(EUR), 8.00%, 05/15/2027 (a)	283,000	358,274
(USD), 10.50%, 05/15/2027 (a)	579,000	662,231
ArcelorMittal SA (USD), 3.60%, 07/16/2024	450,000	470,563
Galapagos SA (EUR), 5.38%, 06/15/2021 (a)(d)	60,500	71
Kleopatra Holdings 1 SCA (EUR), 9.25%, 06/30/2023 (a)(c)	913,055	795,895
LHMC Finco 2 Sarl (EUR), 7.25%, 10/02/2025 (a)(c)	260,000	211,063
Matterhorn Telecom SA (EUR), 3.13%, 09/15/2026 (a)	987,000	1,127,307
		4,738,288

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2020 (Unaudited)

Aberdeen Global High Income Fund

MEXICO (1.8%)
Petroleos Mexicanos
(USD), 6.49%, 01/23/2027 (a)	$1,000,000	$955,000
(USD), 5.35%, 02/12/2028	1,580,000	1,386,450
Sixsigma Networks Mexico SA de CV (USD), 7.50%, 05/02/2025 (a)	750,000	705,000
		3,046,450
NETHERLANDS (3.9%)
ING Groep NV, (fixed rate to 04/16/2025, variable rate thereafter) (USD), 6.50%, 04/16/2025 (b)	1,027,000	1,067,361
Lincoln Financing SARL
(EUR), 3.63%, 04/01/2024 (a)	743,000	859,463
(EUR), 3.88%, 04/01/2024 (a)(e)	166,000	191,645
OCI NV
(EUR), 3.13%, 11/01/2024 (a)	741,000	860,156
(USD), 5.25%, 11/01/2024 (a)	470,000	472,350
Trivium Packaging Finance BV (USD), 5.50%, 08/15/2026 (a)	690,000	735,057
UPCB Finance VII Ltd. (EUR), 3.63%, 06/15/2029 (a)	500,000	582,737
Ziggo Bond Co. BV
(EUR), 3.38%, 02/28/2030 (a)	732,000	822,237
(USD), 5.13%, 02/28/2030 (a)	200,000	213,060
Ziggo BV (USD), 5.50%, 01/15/2027 (a)	724,000	764,769
		6,568,835
NIGERIA (0.4%)
IHS Netherlands Holdco BV (USD), 8.00%, 09/18/2027 (a)	760,000	773,300

PANAMA (0.5%)
C&W Senior Financing DAC (USD), 6.88%, 09/15/2027 (a)	879,000	939,466

PORTUGAL (0.4%)
Caixa Geral de Depositos SA, (fixed rate to 03/30/2022, variable rate thereafter) (EUR), 10.75%, 03/30/2022 (a)(b)	600,000	765,256

REPUBLIC OF IRELAND (2.3%)
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
(GBP), 4.75%, 07/15/2027 (a)	656,000	845,823
(USD), 5.25%, 08/15/2027 (a)	200,000	209,354
Cimpress PLC (USD), 7.00%, 06/15/2026 (a)	1,190,000	1,205,470
Virgin Media Vendor Financing Notes III DAC (GBP), 4.88%, 07/15/2028 (a)	1,194,000	1,583,186
		3,843,833
SOUTH AFRICA (0.5%)
Liquid Telecommunications Financing PLC (USD), 8.50%, 07/13/2022 (a)	785,000	792,858

SPAIN (0.9%)
Banco Bilbao Vizcaya Argentaria SA, Series 9 (fixed rate to 03/05/2025, variable rate thereafter) (USD), 6.50%, 03/05/2025 (b)	800,000	761,000
Cirsa Finance International Sarl
(USD), 7.88%, 12/20/2023 (a)	361,000	333,925
(EUR), 3.63%, 09/30/2025 (a)(e)	408,000	406,005
		1,500,930
SWEDEN (1.6%)
Intrum AB
(EUR), 3.50%, 07/15/2026 (a)	806,000	878,848
(EUR), 3.00%, 09/15/2027 (a)	$705,000	$734,919

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2020 (Unaudited)

Aberdeen Global High Income Fund

Unilabs Subholding AB (EUR), 5.75%, 05/15/2025 (a)	650,000	760,183
Verisure Holding AB (EUR), 3.88%, 07/15/2026 (a)	371,000	437,020
		2,810,970
SWITZERLAND (0.7%)
Credit Suisse Group AG, (fixed rate to 12/18/2024, variable rate thereafter) (USD), 6.25%, 12/18/2024 (a)(b)	1,115,000	1,187,475

TURKEY (1.6%)
Akbank Turk AS, (fixed rate to 03/16/2022, variable rate thereafter) (USD), 7.20%, 03/16/2027 (a)	619,000	562,032
KOC Holding (USD), 5.25%, 03/15/2023 (a)	820,000	819,316
Turk Telekomunikasyon (USD), 4.88%, 06/19/2024 (a)	740,000	721,678
Turkiye Garanti Bankasi (USD), 5.88%, 03/16/2023 (a)	200,000	197,000
Turkiye Garanti Bankasi AS (USD), 5.25%, 09/13/2022 (a)	450,000	443,304
		2,743,330
UKRAINE (0.8%)
Metinvest BV (USD), 8.50%, 04/23/2026 (a)	715,000	699,456
MHP Lux SA (USD), 6.95%, 04/03/2026 (a)	619,000	626,416
		1,325,872
UNITED ARAB EMIRATES (0.2%)
Shelf Drilling Holdings Ltd. (USD), 8.25%, 02/15/2025 (a)	835,000	317,300

UNITED KINGDOM (2.9%)
Arqiva Broadcast Finance PLC (GBP), 6.75%, 09/30/2023 (a)	800,000	1,085,161
Ashtead Capital, Inc.
(USD), 4.00%, 05/01/2028 (a)	289,000	300,560
(USD), 4.25%, 11/01/2029 (a)	298,000	314,801
BP Capital Markets PLC, (fixed rate to 03/22/2030, variable rate thereafter), VRN (USD), 4.88%, 03/22/2030 (b)	830,000	890,175
BP Capital Markets PLC, (fixed rate to 06/22/2025, variable rate thereafter), VRN (USD), 4.38%, 06/22/2025 (b)	830,000	868,180
Synthomer PLC (EUR), 3.88%, 07/01/2025 (a)	172,000	208,084
Virgin Money UK PLC (fixed rate to 12/08/2022, variable rate thereafter) (GBP), 8.00%, 12/08/2022 (a)(b)	1,065,000	1,268,617
		4,935,578
UNITED STATES (52.4%)
ACI Worldwide, Inc. (USD), 5.75%, 08/15/2026 (a)	754,000	786,045
Adams Homes, Inc. (USD), 7.50%, 02/15/2025 (a)	1,054,000	1,032,920
Adient US LLC (USD), 9.00%, 04/15/2025 (a)	328,000	365,310
Alliance Data Systems Corp. (USD), 4.75%, 12/15/2024 (a)	1,267,000	1,171,975
ASGN, Inc. (USD), 4.63%, 05/15/2028 (a)	830,000	848,675
Banff Merger Sub, Inc. (EUR), 8.38%, 09/01/2026 (a)	725,000	867,456
Bausch Health Americas, Inc. (USD), 8.50%, 01/31/2027 (a)	786,000	874,425
Bausch Health Cos., Inc.
(USD), 7.00%, 03/15/2024 (a)	106,000	110,768
(USD), 6.25%, 02/15/2029 (a)	1,163,000	1,235,455
Berry Global, Inc. (USD), 4.88%, 07/15/2026 (a)	771,000	814,369
Boyd Gaming Corp. (USD), 8.63%, 06/01/2025 (a)	745,000	821,273
Bruin E&P Partners LLC (USD), 8.88%, 08/01/2023 (a)(d)	951,000	476
Calpine Corp. (USD), 4.63%, 02/01/2029 (a)	692,000	698,906
Carrier Global Corp. (USD), 2.49%, 02/15/2027 (a)	434,000	457,228
CCO Holdings LLC / CCO Holdings Capital Corp.

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2020 (Unaudited)

Aberdeen Global High Income Fund

(USD), 5.75%, 02/15/2026 (a)	$795,000	$830,775
(USD), 4.50%, 08/15/2030 (a)	251,000	266,035
(USD), 4.25%, 02/01/2031 (a)	545,000	568,429
Cedar Fair LP (USD), 5.25%, 07/15/2029	507,000	478,963
CenturyLink, Inc. (USD), 5.13%, 12/15/2026 (a)	570,000	597,788
ChampionX Corp. (USD), 6.38%, 05/01/2026	668,000	626,250
Cheniere Corpus Christi Holdings LLC (USD), 5.13%, 06/30/2027	1,815,000	2,051,768
Cheniere Energy Partners LP, Series WI (USD), 5.25%, 10/01/2025	753,000	771,825
Cincinnati Bell, Inc. (USD), 8.00%, 10/15/2025 (a)	570,000	601,470
Citizens Financial Group, Inc., (fixed rate to 10/06/2025, variable rate thereafter), Series F, VRN (USD), 5.65%, 10/06/2025 (b)	759,000	804,540
Clean Harbors, Inc. (USD), 4.88%, 07/15/2027 (a)	570,000	604,263
Cleveland-Cliffs, Inc. (USD), 6.75%, 03/15/2026 (a)	149,000	149,745
Consolidated Communications, Inc. (USD), 6.50%, 10/01/2022	860,000	843,875
Continental Resources, Inc. (USD), 4.38%, 01/15/2028	465,000	433,752
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. (USD), 5.63%, 05/01/2027 (a)	1,260,000	1,178,100
CSC Holdings LLC
(USD), 10.88%, 10/15/2025 (a)	1,630,000	1,747,523
(USD), 5.75%, 01/15/2030 (a)	211,000	233,904
Dell International LLC / EMC Corp. (USD), 5.30%, 10/01/2029 (a)	1,080,000	1,245,265
DISH DBS Corp. (USD), 5.88%, 07/15/2022	875,000	923,125
DISH Network Corp. (USD), 3.38%, 08/15/2026 (f)	455,000	418,887
Encompass Health Corp. (USD), 5.13%, 03/15/2023	1,095,000	1,100,705
Energy Transfer Operating LP, (fixed rate to 05/15/2025, variable rate thereafter), Series F, (USD), 6.75%, 05/15/2025 (b)	830,000	670,225
Enviva Partners LP / Enviva Partners Finance Corp. (USD), 6.50%, 01/15/2026 (a)	699,000	753,172
EQM Midstream Partners LP
(USD), 6.00%, 07/01/2025 (a)	262,000	277,893
(USD), 6.50%, 07/01/2027 (a)	343,000	378,192
EQT Corp. (USD), 7.88%, 02/01/2025	358,000	394,695
ESH Hospitality, Inc. (USD), 4.63%, 10/01/2027 (a)	909,000	874,731
Fair Isaac Corp. (USD), 4.00%, 06/15/2028 (a)	507,000	530,322
Ford Motor Co.
(USD), 8.50%, 04/21/2023	827,000	918,111
(USD), 9.00%, 04/22/2025	1,189,000	1,400,791
(USD), 9.63%, 04/22/2030	52,000	68,993
Ford Motor Credit Co. LLC
(USD), 5.13%, 06/16/2025	400,000	426,428
(USD), 4.39%, 01/08/2026	590,000	606,036
Gartner, Inc. (USD), 4.50%, 07/01/2028 (a)	635,000	666,750
GCI LLC
(USD), 6.63%, 06/15/2024 (a)	265,000	278,968
(USD), 6.88%, 04/15/2025	660,000	683,925
General Motors (Escrow Shares)
(USD), 8.80%, 03/01/2049 (g)	7,200,000	—
(USD), 8.38%, 07/15/2049 (g)	3,550,000	—
General Motors Financial Co., Inc., (fixed rate to 09/30/2027, variable rate thereafter), Series A, (USD), 5.75%, 09/30/2027 (b)	2,258,000	2,127,457
GLP Capital LP / GLP Financing II, Inc. (USD), 4.00%, 01/15/2031	1,215,000	1,260,866
Goodyear Tire & Rubber Co. (The) (USD), 9.50%, 05/31/2025	1,042,000	1,170,947
Gray Television, Inc. (USD), 7.00%, 05/15/2027 (a)	430,000	469,775
HCA, Inc. (USD), 5.88%, 02/15/2026	1,430,000	1,673,529
Howmet Aerospace, Inc. (USD), 6.88%, 05/01/2025	623,000	707,402
International Game Technology PLC (EUR), 3.50%, 06/15/2026 (a)	722,000	809,885
IQVIA, Inc. (EUR), 2.88%, 06/15/2028 (a)	718,000	862,884

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2020 (Unaudited)

Aberdeen Global High Income Fund

Iron Mountain, Inc.
(USD), 5.25%, 03/15/2028 (a)	$1,160,000	$1,218,000
(USD), 5.00%, 07/15/2028 (a)	150,000	155,250
(USD), 5.25%, 07/15/2030 (a)	420,000	440,475
JBS Investments II GmbH (USD), 5.75%, 01/15/2028 (a)	1,364,000	1,448,295
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. (USD), 5.50%, 01/15/2030 (a)	375,000	413,438
Macy's, Inc. (USD), 8.38%, 06/15/2025 (a)	629,000	658,513
MDC Holdings, Inc. (USD), 6.00%, 01/15/2043	1,855,000	2,133,250
Meredith Corp. (USD), 6.88%, 02/01/2026	650,000	564,655
MGM Resorts International
(USD), 6.75%, 05/01/2025	790,000	821,600
(USD), 4.63%, 09/01/2026	630,000	609,802
Midcontinent Communications / Midcontinent Finance Corp. (USD), 5.38%, 08/15/2027 (a)	642,000	666,473
Minerals Technologies, Inc. (USD), 5.00%, 07/01/2028 (a)	463,000	480,501
Moss Creek Resources Holdings, Inc. (USD), 7.50%, 01/15/2026 (a)	924,000	538,230
MPT Operating Partnership LP / MPT Finance Corp.
(GBP), 2.55%, 12/05/2023	245,000	320,286
(GBP), 3.69%, 06/05/2028	782,000	1,033,258
Navient Corp.
(USD), 6.50%, 06/15/2022	1,150,000	1,201,750
(USD), 5.50%, 01/25/2023	300,000	307,500
NCL Corp. Ltd. (USD), 10.25%, 02/01/2026 (a)	612,000	609,705
Netflix, Inc. (USD), 3.63%, 06/15/2025 (a)	1,325,000	1,404,500
Novelis Corp. (USD), 5.88%, 09/30/2026 (a)	1,355,000	1,445,663
NRG Energy, Inc. (USD), 7.25%, 05/15/2026	838,000	903,791
Occidental Petroleum Corp.
(USD), 3.13%, 02/15/2022	521,000	513,029
(USD), 2.60%, 04/15/2022	425,000	412,701
(USD), 3.50%, 06/15/2025	730,000	689,441
(USD), 3.00%, 02/15/2027	245,000	216,213
(USD), 4.40%, 08/15/2049	750,000	610,808
Parsley Energy LLC / Parsley Finance Corp. (USD), 5.63%, 10/15/2027 (a)	1,345,000	1,408,887
Photo Holdings Merger Sub, Inc. (USD), 8.50%, 10/01/2026 (a)	1,560,000	1,443,780
Qwest Capital Funding, Inc.
(USD), 6.88%, 07/15/2028	1,015,000	1,016,269
(USD), 7.75%, 02/15/2031	1,020,000	1,039,380
Rattler Midstream LP (USD), 5.63%, 07/15/2025 (a)	479,000	505,244
Sealed Air Corp. (USD), 4.00%, 12/01/2027 (a)	71,000	73,485
Select Medical Corp. (USD), 6.25%, 08/15/2026 (a)	670,000	721,925
Sirius XM Radio, Inc. (USD), 5.50%, 07/01/2029 (a)	635,000	707,231
Six Flags Entertainment Corp. (USD), 4.88%, 07/31/2024 (a)	510,000	484,347
Six Flags Theme Parks, Inc. (USD), 7.00%, 07/01/2025 (a)	391,000	419,664
SM Energy Co. (USD), 6.75%, 09/15/2026	1,180,000	590,000
Sprint Capital Corp. (USD), 6.88%, 11/15/2028	520,000	674,284
Sprint Corp. (USD), 7.88%, 09/15/2023	710,000	823,600
Staples, Inc.
(USD), 7.50%, 04/15/2026 (a)	920,000	807,116
(USD), 10.75%, 04/15/2027 (a)	215,000	136,525
SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp. (USD), 7.50%, 06/15/2025 (a)	1,165,000	1,071,800
Tecnoglass, Inc. (USD), 8.20%, 01/31/2022 (a)	1,617,000	1,639,315
TEGNA, Inc. (USD), 4.63%, 03/15/2028 (a)	833,000	822,587
Tempo Acquisition LLC / Tempo Acquisition Finance Corp. (USD), 6.75%, 06/01/2025 (a)	799,000	824,967
Tenet Healthcare Corp.
(USD), 4.63%, 07/15/2024	1,217,000	1,244,382
(USD), 4.63%, 06/15/2028 (a)	$513,000	$539,522

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2020 (Unaudited)

Aberdeen Global High Income Fund

Univision Communications, Inc. (USD), 6.63%, 06/01/2027 (a)	618,000	619,730
USA Compression Partners LP / USA Compression Finance Corp. (USD), 6.88%, 09/01/2027	913,000	933,351
Vail Resorts, Inc. Co. (USD), 6.25%, 05/15/2025 (a)	42,000	45,255
VICI Properties LP / VICI Note Co., Inc. (USD), 4.13%, 08/15/2030 (a)	846,000	856,152
Vistra Operations Co. LLC (USD), 5.63%, 02/15/2027 (a)	540,000	579,695
Western Midstream Operating LP
(USD), 4.10%, 02/01/2025	159,000	158,618
(USD), 4.50%, 03/01/2028	183,000	183,458
(USD), 4.75%, 08/15/2028	1,207,000	1,215,763
Wolverine World Wide, Inc. (USD), 6.38%, 05/15/2025 (a)	502,000	527,728
WPX Energy, Inc.
(USD), 5.75%, 06/01/2026	656,000	669,120
(USD), 5.25%, 10/15/2027	465,000	458,606
Wyndham Destinations, Inc.
(USD), 5.40%, 04/01/2024	1,000,000	999,660
(USD), 6.63%, 07/31/2026 (a)	246,000	253,910
		88,886,728
ZAMBIA (1.2%)
First Quantum Minerals Ltd.
(USD), 7.25%, 05/15/2022 (a)	745,000	743,137
(USD), 7.25%, 04/01/2023 (a)	672,000	674,990
(USD), 6.88%, 03/01/2026 (a)	699,000	700,748
		2,118,875
Total Corporate Bonds		157,219,629

BANK LOANS (0.2%)
UNITED KINGDOM (0.2%)
Froneri International Ltd., 2020 USD 2nd Lien Term Loan (USD), 0.18%, 01/31/2028	316,000	304,940
Total Bank Loans		304,940

COMMON STOCKS (0.0%)
UNITED KINGDOM (0.0%)
Brighthouse Financial, Inc.(g)(h)	35,521	—
Total Common Stocks		0

EXCHANGE-TRADED FUNDS (3.0%)
UNITED STATES (3.0%)
iShares iBoxx High Yield Corporate Bond ETF	60,000	5,123,400
Total Exchange-Traded Funds		5,123,400

short-term Investment (3.9%)
UNITED STATES (3.9%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.09%(i)	6,582,720	6,582,720
Total Short-Term Investment		6,582,720

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2020 (Unaudited)

Aberdeen Global High Income Fund

Total Investments (Cost $167,045,490) —99.7%	169,230,689
Other Assets in Excess of Liabilities—0.3%	485,018
Net Assets—100.0%	$169,715,707

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely. The maturity date presented for these instruments represents the next call/put date.
(c)	Payment-in-kind. This is a type of bond that pays interest in additional bonds rather than in cash.
(d)	Security is in default.
(e)	Variable Rate Instrument. The rate shown is based on the latest available information as of July 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(f)	Convertible Bond
(g)	Level 3 security. See Note 1(a) of the accompanying Notes to Statements of Investments.
(h)	Illiquid security.
(i)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2020.

ETF	Exchange-Traded Fund
EUR	Euro Currency
GBP	British Pound Sterling
PIK	Payment In Kind
PLC	Public Limited Company
USD	U.S. Dollar

At July 31, 2020, the Fund's open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation
British Pound/United States Dollar
10/07/2020	Royal Bank of Canada (UK)	GBP	450,000	USD	566,593	$589,253	$22,660
10/07/2020	UBS AG	GBP	125,000	USD	158,254	163,682	5,428
Euro/United States Dollar
10/07/2020	UBS AG	EUR	1,373,000	USD	1,543,927	1,619,533	75,606
						$2,372,468	$103,694

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Depreciation
United States Dollar/British Pound
10/07/2020	Citibank N.A	USD	7,243,543	GBP	5,811,000	$7,609,222	$(365,679)
United States Dollar/Euro
10/07/2020	Citibank N.A	USD	901,230	EUR	796,000	938,928	(37,698)
10/07/2020	Royal Bank of Canada (UK)	USD	22,360,929	EUR	19,857,000	23,422,482	(1,061,553)
						$31,970,632	$(1,464,930)

* Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying Notes to Statements of Investments.

Notes to Statements of Investments

July 31, 2020 (Unaudited)

1. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Aberdeen Investment Funds (the “Trust”) in the preparation of their financial statements. (Each series of the Trust are also referred to herein as a “Fund” or collectively, the “Funds”.) The policies conform to accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The books and records of the Funds are maintained in U.S. Dollars.

a. Security Valuation

The Funds value their securities at current market value or fair value, consistent with the Funds' valuation procedures (the "Valuation Procedures") and regulatory requirements. Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time).

Each Fund’s assets for which market quotations are readily available are valued at fair value on the basis of quotations furnished by a pricing service or provided by securities dealers. Equity investments are generally valued using the last sale price or official closing price taken from the primary market in which each security trades, or if no sales occurred during the day, at the mean of the current quoted bid and ask prices.

Foreign equity securities that are traded on foreign exchanges that close prior to 4:00 p.m. Eastern time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing a Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time a Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined confidence threshold.

Per an amendment to the Valuation Procedures that became effective February 21, 2017, fixed income securities, which previously had been generally valued using the mean of bid and ask prices, are now generally valued using bid prices provided directly by independent third party services or provided directly from one or more broker dealers or market makers, each in accordance with the Valuation Procedures approved by the Trust’s Board of Trustees (the “Board”). The pricing services may use valuation models or matrix pricing, which consider yield or prices with respect to comparable bond quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as credit rating, interest rates and maturity date, to determine current fair value. If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, and strategies employed by the Funds’ investment adviser, Aberdeen Asset Management Inc. (the “Adviser”), generally trade in round lot sizes. In certain circumstances, fixed income securities may be held or transactions may be conducted in smaller “odd lot” sizes. Odd lots may trade at lower, or occasionally, higher prices than institutional round lot trades. Short-term fixed income securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost if it represents the best approximation for fair value.

Assets and liabilities initially expressed in foreign currency will be converted into U.S. Dollar values. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost if it represents the best approximation for fair value. To the extent each Fund invests in other open-ended funds, the Fund will calculate its net asset value ("NAV") based upon the NAV of the underlying funds in which it invests. The prospectuses of these underlying funds explain the circumstances under which they will use good faith fair value pricing and the effects of such fair value pricing.

Notes to Statements of Investments (concluded)

July 31, 2020 (Unaudited)

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Funds sweep available cash into the State Street Institutional U.S. Government Money Market Fund, a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, which has an objective to maintain a $1.00 NAV, which is not guaranteed. Registered investment companies are valued at their net asset value as reported by such company. Generally, these investment types are categorized as Level 1 investments.

Derivative instruments are generally valued according to the following procedures. For forward currency exchange contracts the market value is interpolated by the pricing agent by using forward spot points obtained from an authorized pricing service. Futures contracts are generally valued at the most recent settlement price as of NAV determination. Generally for swap agreements, if quotes are unavailable from authorized pricing services swap pricing is determined using a modelling tool which considers and forecasts the impact of cash flow projections, prevailing and expected interest rate movements, and potential credit events. Swap prices are generally evaluated based upon the latest available data provided by the counterparty and rely upon an industry accepted modelling tool.

When market quotations or exchange rates are not readily available, or if the Adviser concludes that such market quotations do not accurately reflect fair value, the fair value of a Fund’s assets are determined in good faith in accordance with the Valuation Procedures. For options, swaps and warrants, a fair value price may be determined using readily available market quotations, prices provided by independent pricing services, or by using modeling tools provided by industry accepted financial data service providers. Key inputs to such tools may include yield and prices from comparable or reference assets, maturity or expiration dates, ratings and interest rates. In addition, the Adviser, through its pricing committee, may determine the fair value price in accordance with the Valuation Procedures approved by the Board.